Executive Compensation Agreement (Details Narrative) (USD $)	3 Months Ended		9 Months Ended		57 Months Ended	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Dec. 31, 2011 ChiefExecutiveOfficerMember	Dec. 31, 2010 ChiefExecutiveOfficerMember
Executive compensation expenses	$ (90,000)	$ 45,000		$ 135,000	$ 455,000	$ 180,000	$ 180,000
Accrued employee compensation liability						$ 488,000